RELATED PARTIES (Details) - bbl	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Agenciamiento y Servicios Profesionales S.A. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0	99.9990
Agenciamiento y Servicios Profesionales S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0.0020
Agenciamiento y Servicios Profesionales S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9970
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	U.S. Dollar
% Ownership interest	99.9800	99.9800
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	9.9707	9.9707
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	90.0093	90.0093
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country	Australia
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	98.0000	98.0000
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	1.9990	1.9990
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country	Canada
Functional Currency	Canadian Dollar
% Ownership interest	99.9990	99.9990
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country	Colombia
Functional Currency	U.S. Dollar
% Ownership interest	99.9982	99.9982
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.4778	1.4778
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.5204	98.5204
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9990	99.9990
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.0681	1.0681
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.9309	98.9309
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country	Netherlands
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.5215	0.5215
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.4775	99.4775
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9990	79.9992
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	79.9992
Arauco Forest Brasil Sa [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9991	99.9991
Arauco Forest Brasil Sa [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	10.0809	10.0809
Arauco Forest Brasil Sa [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	89.9182	89.9182
Arauco Industria de México, S.A.de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.9990	99.9990
Arauco Industria de México, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Industria de México, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9990	99.9990
Arauco Industria de Paineis S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Industria de Paineis S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country	Dubai
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Nutrientes Naturales SPA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0	99.9484
Arauco Nutrientes Naturales SPA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Nutrientes Naturales SPA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9484
Arauco Peru S.A. [Member]
Statement [Line Items]
Country	Perú
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Peru S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0013	0.0013
Arauco Peru S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9977	99.9977
Arauco Química S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0	99.9990
Arauco Química S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Química S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9990
Arauco Serviquimex, S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0	99.9990
Arauco Serviquimex, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Serviquimex, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9990
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0005	0.0005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9985	99.9985
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.9990	99.9990
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.3333	0
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.6657	99.9990
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	56.4481	57.0831
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	56.4481	57.0831
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9985	99.9984
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9985	99.9984
Forestal Arauco SA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9484	99.9484
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9484	99.9484
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Cholguan S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	98.5814	98.5683
Forestal Cholguan S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Cholguan S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.5814	98.5683
Forestal Los Lagos SPA. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0	79.9587
Forestal Los Lagos SPA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Los Lagos SPA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	79.9587
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	98.0186	98.0186
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	1.9804	1.9804
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9489	99.9489
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.0000	1.0000
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.9489	98.9489
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	99.9800	99.9800
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9800	99.9800
Maderas Arauco Costa Rica S.A. [Member]
Statement [Line Items]
Country	Costa Rica
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Maderas Arauco Costa Rica S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Maderas Arauco Costa Rica S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9995	99.9995
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	99.0000	99.0000
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.9995	0.9995
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9990	99.9990
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9990	99.9990
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
ODD Industries SpA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	86.6151	86.6151
ODD Industries SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
ODD Industries SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	86.6151	86.6151
Prime Line, Inc. [Member]
Statement [Line Items]
Country	United States
Functional Currency	U.S. Dollar
% Ownership interest	0	99.9990
Prime Line, Inc. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Prime Line, Inc. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9990
Tablered Araucomex SA de CV [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0	99.9990
Tablered Araucomex SA de CV [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Tablered Araucomex SA de CV [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	99.9990
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0100	0.0100
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9890	99.9890
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9997	99.9997
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	45.0000	45.0000
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	54.9997	54.9997
Arauco North America Inc [Member]
Statement [Line Items]
Country	United States
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0001	0.0001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9989	99.9989
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country	China
Functional Currency	U.S. Dollar
% Ownership interest	99.9990	99.9990
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9990	99.9990
Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9991	0
Arauco Participacoes Florestais Ltda [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Participacoes Florestais Ltda [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9991	0